UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
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                                    FORM N-PX
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                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                         Man-Glenwood Lexington TEI, LLC

                  Investment Company Act File Number: 811-21458

                                   Registrant
                         Man-Glenwood Lexington TEI, LLC
                                123 N. Wacker Dr
                                   28th Floor
                                Chicago, IL 60606
                                 (312)-881-6500

                                Agent For Service
                                Steven Zoric, Esq
                                123 N. Wacker Dr
                                   28th Floor
                                Chicago, IL 60606

                        Date of Fiscal Year End: March 31

             Date of Reporting Period: July 1, 2006 to June 30, 2007
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The Registrant did not cast any proxy votes during the reporting period.
Accordingly, there are no proxy votes to report. The Registrant invests substantially all of its assets in Man-Glenwood Lexington Associates Portfolio, LLC (the "Master Fund"). The proxy voting record of the Master Fund is available on the Form N-PX filed by the Master Fund for the corresponding period.

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                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Man-Glenwood Lexington TEI, LLC

/s/ John B. Rowsell

President

Date:  August 24, 2007